Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases
Schedule of supplemental information related to leases

	As of December 31,	As of December 31,
	2024	2025
	RMB	RMB
Operating lease right-of-use assets	566,316	398,082

Current operating lease liabilities	183,373	139,787
Non-current operating lease liabilities	377,717	261,257
Total operating lease liabilities	561,090	401,044

Weighted average remaining lease term (in years)	5	4

Weighted average discount rate	4.06%	3.10%

Schedule of supplemental cash flow information related to leases

	Year ended	Year ended
	December 31,	December 31,
	2024	2025
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	268,065	253,125
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	181,454	115,205
Right-of-use assets decreased due to lease modifications:
Operating leases	26,840	39,529

Schedule of maturities of lease liabilities

	As of	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Within one year	201,174	152,309
Within a period of more than one year but not more than two years	134,223	77,919
Within a period of more than two years but not more than three years	74,494	56,204
Within a period of more than three years but not more than four years	56,952	43,406
Within a period of more than four years but not more than five years	36,006	19,673
More than five years	99,111	78,954
Total lease commitment	601,960	428,465
Less: Imputed interest	40,870	27,421
Total operating lease liabilities	561,090	401,044
Less: Current operating lease liabilities	183,373	139,787
Long-term operating lease liabilities	377,717	261,257